Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Convertible Notes Payable [Abstract]
Summary of notes payable outstanding

	September 30, 2014	December 31, 2013

Note C-1 Dated – March 18, 2008	-	250,000

Note C-2 Dated – August 15, 2008	62,821	250,000

Note C-3 Dated – March 18, 2014	11,500	-

Note C-4 Dated – November 8, 2013 (Note $28,000 less Discount $16,554)	11,446	6,843

Note C-5
Dated – June 18, 2014 (Note $9,500 less Discount $7,125)	2,375	-

Note C-6
Dated – May 23, 2014 (Note $42,500 less Discount $38,452)	4,048	-

Note C-7
Dated – June 24, 2014 (Note $32,500 less Discount $16,286)	16,214	-

Note C-11
Dated – July 30, 2014 (Note $200,000 less Discount $9,796)	190,204	-

Note C-12
Dated – August 12, 2014 (Note $32,500 less Discount $9,070)	23,430	-

Note C-13
Dated – August 29, 2014 (Note $32,500 less Discount $15,646)	16,854	-

Note C-14
Dated – July 1, 2014	35,000	-

Note C-15
Dated – July 11, 2014 (Note $35,000 less Discount $35,000)	-	-

Note C-16
Dated – July 9, 2014 (Note $70,000 less Discount $67,293)	2,707	-

Note C-17
Dated – July 1, 2014 (Note $13,750 less Discount $0)	13,750	-

Note C-18
Dated – July 14, 2014 (Note $50,000 less Discount $50,000)	-	-

Note C-19
Dated – September 12, 2014 (Note $75,000 less Discount $26,437)	48,563	-

Note C-20
Dated – July 7, 2014	10,000	-

Total convertible notes payable	$448,912	$506,843
Less: current portion of convertible notes payable	437,466	500,000
Long-term convertible notes payable	$11,446	$6,843

	December 31, 2013	December 31, 2012

Note C-1	$-	$20,000
Dated – February 4, 2008

Note C-1	-	20,000
Dated - February 4, 2008

Note C-1	-	27,000
Dated - February 4, 2008

Note C-1	-	21,000
Dated - February 4, 2008

Note C-2	-	20,000
Dated – February 15, 2008

Note C-3	250,000	250,000
Dated – March 18, 2008

Note C-4	250,000	250,000
Dated – August 15, 2008

Note C-5	-	20,000
Dated – August 31, 2011

Note C-6
Dated – November 8, 2013 (Note $37,375 less Discount $30,532)	6,843	-
Total notes payable	$506,843	$628,000

Less: current portion of long-term debt	500,000	608,000
Long-term debt	$6,843	$20,000